Related Party Transactions - Additional Information (Details) € in Millions							12 Months Ended
	Oct. 17, 2019 Beneficiary_Certificate shares	Oct. 04, 2019 EUR (€) Beneficiary_Certificate shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Oct. 17, 2016 EUR (€) shares	Oct. 17, 2016 $ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jan. 31, 2018 shares	Jan. 01, 2018 shares	Dec. 29, 2017 shares	Dec. 15, 2017 shares	Nov. 20, 2013 shares	Nov. 13, 2012 shares
Disclosure Of Transactions Between Related Parties [Line Items]
Warrants expiry date			Jul. 01, 2022
Ordinary shares issued	1,991,627	1,600,000								9,431,960	9,431,960	1,754,960	4,800,000	8,233,160	4,204,120
Number of warrants exercised		1,600,000
Proceeds from exercise of warrants | €		€ 74					€ 74	€ 0	€ 0
Number of warrants effectively net settled	3,520,000
Certain Members of Key Management
Disclosure Of Transactions Between Related Parties [Line Items]
Proceeds from warrants issued | €			€ 15		€ 27
Number of ordinary shares that can be acquired from warrants issued			800,000		5,120,000
Exercise price of each warrant | $ / shares				$ 190.09		$ 50.61
Exercise price of each warrant to fair market value of ordinary shares on date of issuance			130.00%		120.00%
Warrants expiry date			Jul. 01, 2022
Ordinary shares issued	1,991,627	1,600,000
Number of warrants exercised		1,600,000
Proceeds from exercise of warrants | €		€ 74
Number of warrants effectively net settled	3,520,000
Certain Members of Key Management | D.G.E Investments Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Ordinary shares issued	905,285
Number of beneficiary certificates issued | Beneficiary_Certificate	9,052,850	16,000,000
Number of warrants exercised		1,600,000
Number of warrants effectively net settled	1,600,000
Certain Members of Key Management | Rosello Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Ordinary shares issued	1,086,342
Number of beneficiary certificates issued | Beneficiary_Certificate	10,863,420
Number of warrants effectively net settled	1,920,000